ADVANCES FROM FHLB AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
Advances Outstanding from FHLB

The Bank had advances outstanding from the FHLB in the amount of $28,000,000 and $22,000,000 on December 31, 2014 and 2013, respectively. These advances, rate and maturities are as follows:

			December 31,
Loan Type	Maturity	Rate	2014	2013
Fixed rate, fixed term	03/19/2014	3.00%	—	5,000
Fixed rate, fixed term	07/16/2015	3.59%	2,000	2,000
Fixed rate, fixed term	08/25/2015	1.79%	1,000	1,000
Fixed rate, fixed term	08/25/2015	1.89%	2,000	2,000
Fixed rate, fixed term	11/09/2015	0.44%	1,750	1,750
Fixed rate, fixed term	06/28/2016	0.96%	2,150	2,150
Fixed rate, fixed term	03/15/2017	1.46%	2,000	2,000
Fixed rate, fixed term	11/15/2017	0.95%	3,800	3,800
Fixed rate, fixed term	04/23/2018	1.07%	2,300	2,300
Fixed rate, fixed term	08/14/2019	1.77%	2,000	—
Fixed rate, fixed term	12/30/2020	2.09%	4,000	—
Fixed rate, fixed term	08/16/2021	2.29%	3,000	—
Fixed rate, fixed term	12/30/2021	2.29%	2,000	—

Total Advances from FHLB			$28,000	$22,000

Future Maturities of Borrowings

Future maturities of borrowings are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
1 year or less	$6,750	$5,000
1 to 2 years	2,150	6,750
2 to 3 years	5,800	2,150
3 to 4 years	2,300	5,800
Over 4 years	11,000	2,300

	$28,000	$22,000

Balances and Interest Rates on Other Borrowings

The following table sets forth information concerning balances and interest rates on other borrowings as of and for the periods indicated.

	December 31,
	2014	2013
	(dollars in thousands)
Other Borrowings:
Balance outstanding at end of period	$23,857	$14,169
Average amount outstanding during the period	12,279	17,498
Maximum amount outstanding at any month end	23,857	24,770
Weighted average interest rate during the period	4.73%	4.96%
Weighted average interest rate at end of period	2.33%	4.96%